Other Income and Expenses (Tables)	12 Months Ended
Dec. 31, 2022
Other income and expenses [Abstract]
Schedule of other income, net
	2022	2021	2020
	RMB’000	RMB’000	RMB’000
Government grants	1,865	3,963	1,218
Covid-19 - related rent concessions from a lessor (Note 24)	—	—	778
Foreign exchange differences, net	1,023	(1,032)	361
Additional deduction of VAT	716	502	1,864
Bad debt recovery	849	5,201	—
Custody fees*	3,012	—	—
Others	194	66	164
Total other income, net	7,659	8,700	4,385
*	It’s refunded ADR custody fees received from Deutsche Bank AG.

Schedule of depreciation, amortisation and costs of inventories
	2022	2021	2020
	RMB’000	RMB’000	RMB’000
Impairment of inventories	7,840	—	—
Impairment of property, plant and equipment	34,858	—	—
Impairment of intangible assets	427,314	—	—
Impairment of goodwill	237,225	—	—
Total other losses	707,237	—	—
	2022	2021	2020
	RMB’000	RMB’000	RMB’000
Included in cost of sales:
Depreciation of property, plant and equipment	13,983	9,709	1,448
Depreciation of right-of-use assets	—	696	1,955
Amortisation of intangible assets	18,095	8,271	5,326
Costs of inventories recognised as an expense	21,231	18,782	11,489
Included in selling and distribution expenses:
Depreciation of right-of-use assets	1,315	821	516
Included in administrative expenses:
Depreciation of property, plant and equipment	983	1,000	809
Depreciation of right-of-use assets	2,118	2,622	2,009
Amortisation of intangible assets	531	151	40

Schedule of finance costs
	2022	2021	2020
	RMB’000	RMB’000	RMB’000
Interest on loans and borrowings	4,613	6,602	7,544
Interest on lease liabilities	235	1,082	2,561
Total finance costs	4,848	7,684	10,105

Schedule of finance income
	2022	2021	2020
	RMB’000	RMB’000	RMB’000
Bank interest income	33	34	45
Interest income on loans receivable	—	—	1,527
Interest income on net investments in subleases	1	45	49
Total finance income	34	79	1,621

Schedule of wages and salaries and pension scheme contributions
	2022	2021	2020
	RMB’000	RMB’000	RMB’000
Wages and salaries	34,291	41,473	29,798
Equity-settled share-based payment expenses	15,208	53,933	19,416
Pension scheme contributions	3,933	3,485	129